Parent company only condensed financial information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Dividend paid	¥ 59,933	¥ 98,174	¥ 75,355